Document and Entity Information	May 10, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001802156
Document Type	8-K/A
Document Period End Date	May 10, 2024
Entity Registrant Name	XPONENTIAL FITNESS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40638
Entity Tax Identification Number	84-4395129
Entity Address, Address Line One	17877 Von Karman Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	346-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	XPOF
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by Xponential Fitness, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on May 10, 2024 (the “Original Report”) and is being filed in order to supplement the Company’s disclosure under Items 5.02 and 8.01 of the Original Report. The Original Report otherwise remains unchanged.